Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,691)	$ (7,483)	$ (10,040)	$ (7,240)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	122	114
Depreciation and amortization			158	152
Loss from sale of property, plant and equipment	14
Change in liability for employees rights upon retirement	114	99	124	(19)
Non cash financial expense (income)			8	(392)
Net change in operating lease assets and liabilities			78
Financial income and interest paid	(4)	(1)
Change in right of use asset and leasing liability	(19)	76
Share-based compensation expenses	261	285	325	70
Loss (gains) on amounts funded in respect of employee rights upon retirement, net			(35)	5
Changes in operating asset and liability items:
Increase in prepaid expenses	(82)	(74)	(6)	(19)
Decrease (Increase) in trade receivables	258	(80)	(107)	(73)
Decrease (increase) in other receivables	(160)	(82)	(46)	90
Increase in inventory	(152)	(149)	(102)	(601)
(Decrease) increase in trade payables	(219)	(242)	(283)	584
(Decrease) increase in other payables and contract liability	(323)	(705)	116	(163)
Net cash used in operating activities	(6,881)	(8,242)	(9,810)	(7,606)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(26)	(231)	(284)	(67)
Amounts (withdrawn) in respect of employee rights upon retirement, net	(57)	(87)	(103)	23
Net cash used in investing activities	(83)	(318)	(387)	(44)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants and exercise of Pre-Funded Warrants and unit purchase option, net of $945, $467, $1,177 and $2,206 issuance costs, respectively	12,327	6,331	6,335	16,384
Redemption of series C and D preferred stock				(3,014)
Net cash provided by financing activities	12,327	6,331	6,335	13,370
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	5	(1)	(8)	(46)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,368	(2,230)	(3,870)	5,674
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING	5,514	9,384	9,384	3,710
BALANCE OF CASH AND CASH EQUIVALENTS AT END	10,882	$ 7,154	5,514	9,384
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income taxes
Interest paid
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING ACTIVITIES:
Sale of Fixed Asset (non-cash)	$ 22
Classification of Redemption Obligation of Preferred Shares to Mezzanine and Embedded Derivative, see Note 8a				164
Acquisition of right-of-use assets by means of lease liabilities			$ 67